Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

Long-term investments consisted of the following:

	As of December 31,
	2025	2024
Equity method investments:
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”)	$37,240	$37,076
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”)	2,137,569	1,902,381
Equity investments without readily determinable fair value:
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”)	1,143,985	1,095,996
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”)	428,994	410,998
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”)	285,996	273,999
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd. (“Cheyi”)	227,041	217,517
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”)	71,499	68,500
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”)	71,499	68,500
Zhejiang Qianshier Household Co., Ltd. (“Qianshier”)	71,499	68,500
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”)	71,499	68,500
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”)	71,499	68,500
Shidong Funeng (Ruzhou) Industry Development Co., Ltd. ( “Funeng”)	38,609	36,990
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”)	25,740	24,660
Subtotal	4,682,669	4,342,117
Less: impairment	(2,436,361)	(2,334,160)
Total	$2,246,308	$2,007,957